Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31, 2016	December 31, 2017
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	154,009	42,697
Prepayment for royalties, revenue sharing cost	2,399,434	1,479,817
Interest receivable	274,020	417,843
Prepayments of content and marketing cost and other operational expenses	209,147	381,213
Prepayment for sales tax and deductible value added tax	148,505	698,902
Bridge loans in connection with ongoing investments	46,279	30,575
Deposits	156,020	138,633
Employee advances	50,244	55,045
Advance to suppliers	173,057	337,938
Others	87,237	233,365

	3,697,952	3,816,028